Off-Balance Sheet Items - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 1,166,871,058	$ 581,203,175
Documentary Export and Import Credits	132,663,267	43,207,572
Guarantees Granted	1,000,981,228	904,440,257
Liabilities for Foreign Trade Operations	$ 80,409,381	$ 43,301,952